Equity (Statutory Net Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 1,487	$ 369	$ 1,320
Statutory capital and surplus	12,008	12,428
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(36)	631	317
Statutory capital and surplus	3,362	2,711
MetLife Insurance Company USA (1)
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	1,543	3,358	848
Statutory capital and surplus	6,042	3,566
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	291	282	235
Statutory capital and surplus	2,388	2,225
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	51	52	61
Statutory capital and surplus	$ 767	$ 735